SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Basis of preparation

Basis of presentation—The accounting records of the Group are maintained in accordance with the provisions of the Greek Company Law, the Greek Banking Chart of Accounts, the Greek Books and Records Code and the Bank of Greece regulations (collectively, Greek GAAP), except for foreign subsidiaries which maintain their accounting records in accordance with the legislation and regulations of the country in which they operate. Necessary adjustments are made, for financial reporting purposes, in order to comply with accounting principles generally accepted in the United States of America (U.S. GAAP).

Principles of consolidation	Principles of consolidation—The consolidated financial statements of the Group include the accounts of the Bank and its direct and indirect subsidiaries, other than variable interest entities (VIEs), in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control, for entities in which the equity holders have substantive voting interests. The Group also consolidates VIEs where the Group is the primary beneficiary. Prior to January 1, 2010, the Group consolidated a VIE if it absorbed a majority of the VIE’s expected losses, received a majority of the VIE’s expected residual returns, or both. As of January 1, 2010, when the Group adopted ASU 2009-17, which amended the VIE consolidation guidance, the Group consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE’s economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE. The effects of inter-company transactions and balances have been eliminated.
Redeemable non-controlling interest

Redeemable non-controlling interest—Non-controlling interests (NCI) that are subject to put options held by third parties are accounted for as redeemable equity instruments. Redeemable NCI is presented outside “Permanent equity” as “Temporary equity”. Such redeemable NCI is measured initially at fair value and subsequently at the higher of the cumulative amount that would result from applying the measurement guidance in ASC 810-10 or the redemption value, with any subsequent changes recognized immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. This adjustment is determined after the attribution of net income or loss of the subsidiary pursuant to ASC 810-10. Such changes are recognized directly in “Accumulated Surplus”.

Foreign currency translation

Foreign currency translation—Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. The functional currency is the local currency for the majority of the foreign operations. The assets, liabilities and equity are translated, for consolidation purposes, from the other local currencies to the reporting currency, EUR, at the current exchange rates. The resulting gains or losses are reported as a component of other comprehensive income and losses within shareholder's equity. Transactions executed in other than local currencies are first translated into the local reporting currency. Any related currency exchange adjustments are included in net trading profit/(loss).

Statement of cash flows

Statement of cash flows—For the purposes of the consolidated statements of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet caption “Cash and due from banks”.

Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM), Money market investments	Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM), Money market investments—Debt securities are classified as trading, available-for-sale or held-to-maturity and equity securities are classified as trading or available-for-sale, based on management’s intention on the date of purchase. Debt securities which management has the positive intent and ability to hold to maturity are classified as held-to-maturity and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of resale in the near term are classified as trading instruments and are stated at fair value with realized and unrealized gains and losses included in net trading profit or loss. All other debt and equity securities are classified as available for sale and carried at fair value with net unrealized gains and losses included in accumulated other comprehensive income / (loss) on a net of tax basis. Interest and dividends on securities, including amortization of premiums and accretion of discounts are included in interest income. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis determined using the average cost method at the individual security level. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income / (loss) for available-for-sale securities, while such losses related to held-to-maturity securities are not recorded, as these investments are carried at their amortized cost (less any other-than-temporary impairment). The Group conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether an Other-than-Temporary-Impairment (OTTI) exists. Prior to January 1, 2009 the Group used FSP FAS 115-2 and FAS 124-2 (now ASC 320-10-35, Investments—Debt and Equity Securities: Subsequent Measurement) to assess whether other than temporary impairments occurred and accordingly, any unrealized loss identified as other than temporary in debt or equity securities was recorded directly in earnings based on the difference between the current fair value and its respective average cost of acquisition. As of January 1, 2009, the Group adopted ASC 320-10 and therefore, any credit-related impairment related to debt securities that the Group does not plan to sell and is not likely to be required to sell is recognized in earnings as unrealized losses, with the non-credit-related impairment retained in accumulated other comprehensive income / (loss). For other impaired debt securities, the entire impairment continues to be recognized in earnings as unrealized losses. Factors considered in determining whether a loss is temporary include (a) the length of time for which fair value has been below cost; (b) the severity of the impairment; (c) the cause of the impairment and the financial condition and near-term prospects of the issuer; (d) activity in the market of the issuer which may indicate adverse credit conditions; and (e) the Group’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. For investments in equity securities (including mutual fund units), the Group considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery of cost. In general, a significant and prolonged unrealized loss is an OTTI unless significant and robust evidence to the contrary exists. When the Group lacks that intent or ability, the security’s decline in fair value is deemed to be other than temporary and is recorded in earnings. Available-for-sale equity securities deemed to be other-than-temporarily impaired are written down to fair value, with the full difference between fair value and amortized cost recognized in earnings. Money market investments include treasury bills that are held for short term liquidity management purposes and whose fair value approximates their carrying amount.
Transfers between categories of investments

Transfers between categories of investments—When rare circumstances cause significant deterioration in the trading activity or substantially affect the observable prices of investment securities classified in the trading category, the Group transfers such securities out of the trading category and into the held-to-maturity or available-for-sale categories, provided the securities meet definition of the respective category at the date of transfer.

If there is a change in intention or ability to hold a debt security to maturity, the Group transfers such securities out of the available-for-sale category and into the held-to-maturity category, provided the instruments meet the definition of the latter at the date of reclassification.

For securities reclassified as described above, the fair value at the date of transfer becomes the new amortized cost at that date.

When the securities transferred out of the trading category include embedded derivatives, the Group reassesses at the reclassification date, whether the embedded derivatives need to be separated from the host contract, on the basis of the circumstances that existed when the Group became a party to the contract.

Derivatives

Derivatives—All derivatives are recognized on the consolidated balance sheet at fair value, without taking into consideration the effects of legally enforceable master netting agreements that allow the Group to settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. Derivatives are recorded as derivative assets or liabilities. The Group's management exercises judgment in determining the fair value of financial assets and liabilities. For exchange-traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow analysis or quoted prices for instruments with similar characteristics. Valuations of derivative assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. These values must also take into account the Group's own credit standing, thus including in the valuation of the derivative instrument the value of the net credit differential between the counterparties to the derivative contract. The Group designates a derivative as held for trading or hedging purposes when it enters into a derivative contract. The designation may subsequently change based upon management's reassessment or changing circumstances.

Derivatives designated as held for trading activities are included in derivative assets or liabilities with changes in fair value reflected in net trading profit or loss.

The Group occasionally purchases or issues financial instruments containing embedded derivatives. The embedded derivative is separated from the host contract and carried at fair value if the economic characteristics and risks of the derivative are not clearly and closely related to the economic characteristics of the host contract.

Equity method investments	Equity method investments—Equity investments in which the Group exercises significant influence but does not control, are initially recorded at cost and the carrying amount of the investments is adjusted to recognize the Group’s share of the earnings or losses of investees after the date of acquisition. The amount of the adjustment, after elimination of any intercompany gains and losses and impairment of goodwill, if any, is included in the determination of the Group’s net income. Dividends received by the Group from its equity method investments reduce the carrying amount of those investments. The excess of the cost of acquisition of the investments and the Group’s equity in the investees underlying net assets represents purchased goodwill. Equity method investment goodwill is not amortized but all equity investments are reviewed for impairment annually.
Loans and leases	Loans and leases—Loans are included at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to income using the effective interest rate method. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to yield of the related loans. There are no loans that have been originated which are intended for sale in the secondary market. Loans include aggregate rentals on lease financing transactions and residual values net of related unearned income. Lease financing transactions represent direct financing leases. Unearned income is amortized under a method that results in an approximate level rate of return when related to the unrecovered lease investment. As described in Note 14 the Group has elected fair value accounting for certain loans. Loans acquired in a purchase business combination with evidence of credit quality deterioration since origination, for which it is probable at purchase that the Group will be unable to collect all contractually required payments are accounted for under ASC 310-30 “Loans and Debt Securities Acquired with Deteriorated Credit Quality”. ASC 310-30 addresses accounting for differences between contractual cash flows and cash flows expected to be collected from an investor’s initial investment in loans acquired in a transfer if those differences are attributable, at least in part, to credit quality. ASC 310-30 requires impaired loans to be recorded at fair value and prohibits “carrying over” or the creation of valuation allowances in the initial accounting of loans acquired in a transfer that are within its scope. Under ASC 310-30, the excess of cash flows expected at purchase over the purchase price allocated, is recorded as interest income over the life of the loan.
Non-accruing loans	Non-accruing loans—In general, the accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in process of collection. Residential real estate loans are placed on non-accrual at the time the loan is 180 days delinquent. In all cases, loans are placed on non-accrual, or written-off at an earlier date, if collection of principal or interest is considered doubtful. The interest on these loans is accounted for on a cash-basis, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are reasonably assured of repayment within a reasonable time frame or when the loans are modified (see below).
Modified loans and troubled debt restructurings

Modified loans and troubled debt restructurings—Loans whose terms are modified are considered to be troubled debt restructurings (“TDRs”) if the modification was done due to borrower's financial difficulties and the Group has granted a concession to the borrower.

Each loan that becomes modified accrues interest even if previously it was in non-accrual status, because upon the modification there is sufficient evidence that the loan will be repaid according to the new terms. Modifications that do not grant to the customer a concession are not considered as TDRs. TDRs are considered impaired and are separately evaluated for impairment, while modified loans that are not TDRs are considered as performing unless they meet the definition of non-performing under the restructured terms.

Allowance for loan losses	Allowance for loan losses—The allowance for loan losses is management’s estimate of probable incurred loan losses in the lending portfolios. A loan is considered impaired when, based on current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement. Once a loan has been identified as individually impaired, management measures impairment in accordance with ASC 310-10-35. Individually impaired loans are measured based on the present value of payments expected to be received, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral. If the recorded investment in impaired loans exceeds the measure of estimated fair value, a specific allowance is established as a component of the allowance for loan losses. The Group performs periodic and systematic detailed reviews of its lending portfolios to identify inherent risks and to assess the overall collectability of those portfolios. Specifically, our methodology has three primary components, specific allowances, coefficient analysis and homogeneous analysis. Specific allowance: For individually significant commercial loans, specific allowances are recorded, based on historical loss experience, current economic conditions and performance trends within specific industry sectors, payment history, cash flow analysis, collateral value and any other pertinent information. Future expected cash flows take into consideration the customer’s risk profile, historical information for similar customers as well as an estimate of the impact of current economic conditions and negative credit trends existing at the time of the assessment. These estimates are management’s best estimates regarding the probable impact of the current economic environment on credit losses. If necessary, an allowance for loan losses is established for loans subject to specific allowance. Loss is measured as the difference between the loan’s carrying amount and the present value of estimated future cash flows expected to be received. Coefficient analysis: Non-significant commercial loans are subject to coefficient analysis. A coefficient analysis is performed on commercial loans, for which no specific allowance is calculated, as described above and the related allowance is calculated using internal credit ratings and loss rates. Individual loans are grouped into 22 risk categories based on common characteristics such as industry, payment history (including delinquency), collateral values and other factors. The rating of each individual corporate customer is re-assessed at least once a year (and more frequently if necessary) and its rating may change based on the customer’s financial position and prospects, qualitative criteria and current market conditions. Allowance percentages, or coefficients, based on historic loss rates among these groupings are then applied to determine the allowance for loan losses to be recorded. Our coefficient analysis for the commercial portfolio uses historical data to estimate the default rate assigned to each credit rating. Our rating model was first validated in 2005 by an internationally recognized and independent advisor, and optimized for use in Greece. Since then, it is monitored regularly and its predictive ability is back-tested on an annual basis by our Group Risk Management Division following the Basel II guidelines on monitoring of rating models. The back testing has shown that the predictive ability of the model is strong, so no change in criteria and weights was necessary. Loss rates are estimated at least annually as at the reporting date. Homogeneous analysis: The allowance on certain homogeneous loan portfolios, which generally consist of mortgage loans, credit cards and other consumer loans in the consumer loans portfolio segment, is based on aggregated portfolios of homogeneous loans’ evaluations, generally by loan type, products or channel of distribution. Loss forecast models are utilized for portfolios of homogeneous loans which consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures (see Note 14). The periods analyzed for the estimation of the loss rates take into consideration the long recovery periods historically observed in Greece, and was six years for credit cards and consumer loans and twelve years for mortgage loans. These longer recovery periods follow from the Greek legislation and judicial system, as well as business practices. Allowances for losses inherent in loans made through our branches and subsidiaries outside of Greece are estimated by the branch or subsidiary which originated the loan. Methodologies applied are similar to those employed by the Group for loans in Greece. Additions to the allowance for loan losses are made by charges to the provision for loan losses. Credit exposures deemed to be uncollectible are charged against the allowance for loan losses. Recoveries of amounts previously charged as uncollectible are credited to the allowance for loan losses. Subject to compliance with tax laws in each jurisdiction, a loan, which is deemed to be uncollectible or forgiven, is written off against the related provision for loans impairment. Subsequent recoveries are credited to provision for loan losses in the Income statement. Under Greek regulations, loans cannot be written off until legal remedies for recovery, which can be a very lengthy process, have been exhausted. Historical loss amounts include both amounts actually written off and amounts that are expected to be written off, but for which not all legal remedies for recovery have been fully exhausted. In addition to the allowance for loan losses, the Group also estimates probable losses related to unfunded commitments, such as commercial letters of credit, standby letters of credit and financial guarantees written. The allowance is estimated using the methodology applied to commercial loans.
Fair Value	Fair Value—The Group measures the fair market values of its financial instruments in accordance with ASC 820 “Fair Value Measurements and Disclosures”, which establishes a framework for measuring fair value and also provides certain disclosure requirements. Also in accordance with ASC 820, the Group categorizes its financial instruments, based on the priority of inputs to the valuation technique, into a three-level hierarchy, as discussed below. Trading account assets and liabilities, derivative assets and liabilities, AFS debt and marketable equity securities, and certain other assets are carried at fair value. The Group has also elected to carry certain assets and liabilities at fair value in accordance with ASC 825 “Financial Instruments”, including certain loans and long-term debt. ASC 825 allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis. The fair value disclosures are presented in note 37. Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market. Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, as well as debt securities without quoted prices and certain derivative contracts whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes government and corporate debt securities with prices in markets that are not active and over-the-counter (OTC) derivative contracts. Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. Transfers between levels are recognized at the end of the reporting period. Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities become unobservable or observable respectively, in the current marketplace.
Goodwill, software and other intangibles

Goodwill, software and other intangibles—Net assets of companies acquired in purchase transactions are recorded at fair value at the date of the acquisition. As such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. Following the adoption of SFAS 160 (now codified in ASC 810-10) “Non-controlling Interests in Consolidated Financial Statements-an amendment of ARB No.51” the Group accounts for changes in an ownership interest in a subsidiary that does not result in deconsolidation as equity transaction if it retains its controlling financial interest in the subsidiary. Identified intangibles are amortized on a straight-line basis over the period benefited. Goodwill is not amortized, but is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or if events or circumstances indicate a potential impairment, more frequently. The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Intangible assets subject to amortization are evaluated for impairment if events and circumstances indicate a possible impairment. Intangible assets that are not subject to amortization are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the assets might be impaired. Intangible assets are amortized using an estimated range of anticipated lives, which are 3 to 12 years for software and 6 to 11 years for intangibles arising on acquisitions such as customer relationships and core deposits. Trade names have indefinite useful lives.

Premises and equipment

Premises and equipment—Premises and equipment, including buildings are stated at cost less accumulated depreciation, except for land, which is stated at cost. Depreciation is provided on a straight-line depreciation basis over the estimated useful lives of individual assets and classes of assets. Maintenance, repairs and minor alterations are expensed as incurred.

Long-lived assets that are held, including those that are to be disposed of, are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is evaluated by determining if the difference between the expected undiscounted future cash flows of a long-lived asset is lower than its carrying value. If not recoverable, the Group recognizes an impairment loss for the difference between the carrying amount and the estimated fair value of the asset. The impairment loss, if any, is reflected in non-interest expense.

Special purpose financing entities

Special purpose financing entities—The Group is involved with special-purpose entities (SPEs) in the normal course of business. The primary uses of SPEs are to obtain sources of liquidity for the Group. The Group is also involved in SPEs used for the securitization of certain loans as discussed below. SPEs used by the Company are accounted for as VIEs.

VIEs are entities defined in ASC 810 “Consolidation” as entities which either have a total equity investment at risk that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest (i.e., ability to make significant decisions through voting rights, right to receive the expected residual returns of the entity, and obligation to absorb the expected losses of the entity). Investors that finance the VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, or subordinated fee arrangements, are variable interest holders in the entity. Prior to January 1, 2010, the variable interest holder, if any, that would absorb a majority of the entity's expected losses, receive a majority of the entity's expected residual returns, or both, was deemed to be the primary beneficiary and consolidated the VIE.

In accordance with the new guidance on consolidation of VIEs effective January 1, 2010, the Group is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities that most significantly impact the VIE's economic success and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE.

The new guidance also requires companies to continually reassess whether they are the primary beneficiary of a VIE.

For additional information on other special purpose financing entities, see Note 14.

Securitization

Securitization—The Group securitizes, sells and services interests in residential mortgage loans, credit cards, consumer and commercial loans. In general the loans are sold to SPEs, which issue securities collateralized with these assets. The accounting for these activities is governed by ASC 860 “Transfers and Servicing”. Prior to January 1, 2010, a transfer of financial assets (of all or a portion of the financial asset) in which the Group surrendered control over those financial assets was accounted for as a sale to the extent that consideration, other than beneficial interests in the transferred assets was received in exchange. If a securitization did not meet the criteria for a sale as described above, the Group continued recognizing the loans because the SPEs were consolidated and the Bank held the total of the securities issued. To the extent that the Bank sold these securities to third party investors, the transferred assets might qualify for derecognition in full or in part. Gains or losses on securitizations, which met the criteria for a sale, were based on the carrying amount of the financial assets derecognized and the retained interest, based on their relative fair values at the date of the transfer.

With the adoption on January 1, 2010 of the modifications that ASU 2009-16 introduced to ASC 860, the concept of Qualifying Special Purpose Entities (“QSPEs”) no longer exists and additional criteria must be used to evaluate transfers of financial assets. When a financial asset is transferred, the Group assesses whether the transferor and its consolidated affiliates have surrendered control over the transferred financial assets, determining first whether the transferee should be consolidated. A transfer of an entire financial asset, or a portion of a financial asset that meets the definition of a participating interest, in which the Group has surrendered control over those financial assets shall be accounted for as a sale if and only if all of the following conditions are met:

(a)       the transferred financial assets have been isolated from the Group—put presumptively beyond the reach of the Group and its creditors, even in bankruptcy or other receivership;

(b)       each transferee has the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its rights to pledge or exchange and provided more than a trivial benefit to the Group; and

(c)       the Group does not maintain effective control over the transferred assets through either (1) an agreement that both entitles and obligates the Group to repurchase or redeem them before their maturity, (2) the ability to unilaterally cause the holder to return specific assets other than through a cleanup call or (3) an agreement that permits the transferee to require the Group to repurchase the transferred financial assets at a price that is so favorable to the transferee that it is probable that the transferee will require the Group to repurchase them.

For transfers of financial assets recorded as sales, the Group recognizes and initially measures at fair value all assets obtained (including beneficial interests) and liabilities incurred. The Group recognizes a gain or loss in net trading profit/(loss) for the difference between the carrying amount and the fair value of the assets sold.

Income taxes

Income taxes—The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements.

Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method based on enacted income tax rates/laws expected to apply upon reversal. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax bases of the balance sheet assets and liabilities. The impact on changes in tax laws and rates are recognized in their entirety within income tax expense in the period that includes the date of enactment in the respective jurisdiction.

Recognition of deferred tax assets is based on management's belief that it is more likely than not that the tax benefit associated with certain temporary differences, such as tax operating loss carry forward and tax credits, will be realized, based on all available evidence. A valuation allowance is recorded to reduce the amount of the deferred tax assets to that amount that is at least more likely than not to be realized. In making such determination, the Group considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial results. In the event the Group was to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

The Group does not recognize in its financial statements tax benefits for tax positions unless it has met the recognition and measurement principles contained in ASC 740 “Income taxes”. A benefit can only be recognized if it is “more likely than not” that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. In this evaluation, the Group assumes that the position (1) will be examined by a taxing authority that has full knowledge of all relevant information and (2) will be resolved in the court. If the recognition threshold is not met, no benefit is recognized, even when the Group believes that a certain amount of benefit will ultimately be realized. Tax benefits for positions meeting the recognition criteria, are recognized in the financial statements in the amount that is at least more likely than not to be sustained upon settlement with the tax authorities. The Group recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense.

Insurance operations

Insurance operations—Insurance includes both life and general (property and casualty) insurance underwriting operations. Life insurance underwriting operations include traditional and universal life-type contracts. Income and expenses from insurance operations are included in other non-interest income and expenses.

Premium revenues from traditional life insurance policies (long-duration contracts) are recognized as revenue as and when they become due from policyholders. Variable costs incurred in the acquisition of such policies are capitalized and expensed proportionately with the recognition of premium revenues. Premiums collected on universal life-type contracts are not reported as revenue. Revenues from such contracts represent amounts assessed against policy holders and are reported in the period that the amounts are assessed. Premium income from property and casualty policies (short-duration contracts) is recognized over the life of the policy. Income and costs on policies, which relate to subsequent periods are deferred and recognized in the period to which they relate. Claims relating to property and casualty policies are recognized as and when these become known based on the information available.

Insurance reserves for expected costs relating to life insurance policies are accrued over the current and expected renewal periods of the contracts. The present value of estimated future policy benefits payable, less the present value of estimated future net premiums to be collected is estimated using approved actuarial methods that use assumptions about future investment yields, mortality, expenses, options and guarantees, morbidity and termination rates at the time of inception of insurance contracts. Original assumptions are adjusted to reflect actual experience and any premium deficiency estimated is charged off to income for the period. Revised assumptions reflect estimates of future monetary inflation, medical inflation, the swap rate of bonds as at the end of each reporting period and recent experience concerning risk factors mentioned above. An appropriate discount factor is used.

Insurance reserves for property and casualty insurance include, apart from an unearned premium reserve, a provision for outstanding claims and a provision for claims incurred but not reported (“IBNR”). Loss estimates rely on observations of loss experience for similar historic events that relate to cumulative gross paid claim amount, settled claim amount, incurred claim amount and claim number developments. Such observations are periodically revised and any premium deficiency is charged to income for the period. Projections are based on historical development patterns. The development ratios are adjusted in a small number of cases to remove the effect of claim developments, which appear to be of an exceptional nature. Projections of reinsurance recoveries are also undertaken. Allowance is made for claim adjustment expenses and an appropriate discount factor is used.

Pensions	Pensions—The Group sponsors both defined contribution and defined benefit pension plans, including defined benefit plans for children of Group personnel. The Group also provides termination indemnities to its retiring staff, depending on the Group company and the jurisdiction in which it operates. Contributions to defined contribution plans are charged to the income statement as employee benefits when the employee renders service to the Group. With regards to defined benefit pension plans, the Group calculates the projected benefit obligation at the end of each reporting period as the actuarial present value of all benefits attributed to employee service rendered based on the respective plan’s benefit formula. This obligation less the fair value of any plan assets represents the funded status of the Group’s plans and is recognized in the consolidated balance sheet under accounts payable, accrued expenses and other liabilities. Key assumptions used for the actuarial calculation are determined by the Group through future projections, which are based on historical trends, current market data and agreements between Group companies and their staff. Net periodic pension cost is recognized in the Group’s income statement under employee benefits and includes service cost (the actuarial present value of benefits attributed to services rendered by employees), expected return on plan assets, amortization of prior service cost or credit and actuarial gains or losses. Net gains and losses are amortized to net periodic pension cost if, as of the beginning of the year, that net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market related value of plan assets. Amortization of net gains and losses and prior service cost is performed over the average remaining service period of active employees expected to receive benefits under the plan.
Other assets and other liabilities

Other assets and other liabilities—Other assets includes, among other items, assets acquired through foreclosure proceedings, accounts receivable of non-financial services sector subsidiaries, deferred tax assets and taxes withheld.

Other liabilities includes, among other items, accrued expenses and deferred income, deferred tax liabilities, accrued interest and commissions, pension liabilities, dividends payable and other accounts payable.

Discontinued operations

Discontinued operations—A discontinued operation is a component of the Group that comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. Classification as discontinued operations occurs upon disposal or when the operations meet the criteria to be classified as held for sale. Discontinued operations are presented on the face of the income statement.

Dividend policy

Dividend policy—The Bank, on the basis of its statutory financial statements prepared in accordance with IFRS as endorsed by the EU, pays dividends out of:

•       distributable profits for the year (i.e. profits net of: a) tax; b) losses carried forward; and c) prior year tax audit differences); and

•       retained earnings, special reserves or ordinary reserves to the extent they exceed the amount required to be maintained by law.

Each year the Bank is required, by Greek Law 2190/1920, to declare and distribute a minimum dividend out of its net profits, if any, equal to 35% of the net profits for the year less statutory reserves, any profits resulting from the sale of equity participations that represent at least 20% of the paid up share capital of a subsidiary company in which the Bank has held an equity participation for at least ten years and unrealized net gains from financial instruments.

Any distribution of the remainder of the distributable profits must be approved by a “General Meeting of the Shareholders” with the ordinary quorum and majority voting requirements. No distribution can be effected if, on the closing date of the last financial year, the total shareholders' equity is, or will become after that distribution, lower than the sum of share capital and the reserves, the distribution of which is prohibited by Greek law or the Bank's Articles of Association.

A majority representing at least 65% of the paid-up share capital may vote to waive this. The undistributed dividend (up to 35% minimum dividend) must then be transferred to a special reserve which must, within four years following the General Meeting, be distributed in the form of a stock dividend. Furthermore, a majority representing at least 70% of the Bank's paid-up capital may vote to waive this stock dividend.

According to the provisions of article 28 of Greek Law 3756/2009 and decision 20708/B/1175/23.4.2009 of the Minister of Economy and Finance, banks participating in the plan to strengthen the liquidity of the Greek banking sector and economy (the “Hellenic Republic bank support plan”) are allowed to distribute dividends to ordinary shareholders up to 35% of distributable profits at the parent company level. Moreover, pursuant to Law 3723/2008, article 28 of Law 3756/2009 and article 39 of Law 3844/2010, for 2008 and 2009, banks participating in the plan are allowed to distribute dividends to ordinary shareholders only in the form of shares, which cannot be treasury shares. As it is clearly stipulated in the above law and decision, the above restrictions, do not apply to any dividend or fixed return on preference shares that are being traded in foreign organized markets.

In accordance with Law 3965/2011, for 2010, banks participating in the plan are allowed to distribute dividends only in the form of shares, however, these cannot be treasury shares.

Normally, dividends are declared and paid in the year subsequent to the reporting period. For 2010, the Group recorded no liability relating to mandatory minimum dividend payment, in accordance with article 39 of Law 3844/2010, article 28 of Greek Law 3756/2009 and decision 20708/B/1175/23.4.2009 of the Minister of Economy and Finance, as discussed above.

Resale and repurchase agreements	Resale and repurchase agreements—The Group enters into securities purchases under agreements to resell (resale agreements) and securities sales under agreements to repurchase (repurchase agreements) of substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively. The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the balance sheet at the amount advanced or borrowed plus accrued interest. The market value of these securities is monitored and the level of collateral is adjusted accordingly.
Repurchase of own debt

Repurchase of own debt—Repurchase of own debt is accounted for as a derecognition in accordance with ASC 405-20 “Liabilities—Extinguishment of liabilities”. On the date of extinguishment the difference between the carrying value (which includes amortization of any premium/discount and issue costs up to the re-acquisition date) and the acquisition price is recorded as a gain in the income statement.

Share based payment transactions	Share-based payment transactions—The Bank has approved Group-wide share options plans for the executive members of the Board of Directors (“BoD”), management and staff of the Group. The fair value of the employee services received in exchange for the grant of the options is recognized as a compensation cost, with the corresponding credit recognized in equity. The total amount to be expensed over the requisite period, which is determined by reference to the fair value of the share options granted, is calculated with the graded vesting attribution method. The fair value of the options is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the options, the expected volatility of and the expected dividends on the underlying stock, and the risk-free interest rate over the expected life of the option. When the options are exercised and new shares are issued, the proceeds received net of any transaction costs are credited to common stock and additional paid-in capital.
Accumulated other comprehensive income / (loss) (Accumulated OCI)

Accumulated other comprehensive income / (loss) (Accumulated OCI)—The Group records unrealized gains and losses on AFS Securities, unrecognized actuarial gains and losses, transition obligation and prior service costs on Pension and Postretirement plans and foreign currency translation adjustments in Accumulated OCI, net of tax. Gains and losses on AFS Securities are reclassified to Net income / (loss) as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to Net income / (loss) at the time of the charge. Translation gains or losses on foreign currency translation adjustments are reclassified to Net income / (loss) upon the substantial sale or liquidation of investments in foreign operations.

Treasury stock

Treasury stock—The Group parent company's common stock, owned by the Group entities, is considered to be treasury stock and is recorded at cost. Gains and losses on disposal of treasury stock are recorded in equity.

Earnings per share

Earnings per share—Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts were exercised and is computed after giving consideration to the weighted average dilutive effect of these common stock equivalents.

Adjustments to the carrying amount of redeemable non-controlling interest in the form of a common stock instrument with a fair value redemption feature do not impact earnings per share.

For the purpose of the earnings per share calculations, shares owned by entities within the Group are not included in the calculations of the denominators.

Use of estimates	Use of estimates—The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management are discussed in the notes as applicable.
Recently issued accounting pronouncements	Recently issued accounting pronouncements In June 2011, FASB issued ASU 2011-05, “Presentation of Comprehensive Income”. These amendments eliminate the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, they require consecutive presentation of the statement of net income and other comprehensive income and require to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. These amendments are effective prospectively for the Group’s consolidated financial statements for the year beginning January 1, 2012 and is not expected to have a significant impact on the consolidated statements of income and consolidated balance sheets. In May 2011, FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. These amendments result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the amendments in this ASU do not result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. These amendments are effective prospectively for the Group’s consolidated financial statements for the year beginning January 1, 2012. The Group is currently assessing the potential impact from the adoption of this ASU on the consolidated statements of income and consolidated balance sheets. In April 2011, FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements”. The ASU removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The ASU does not change the other criteria in ASC 860. Accordingly, a transferor in a repo transaction is deemed to have effective control if the following conditions are met: (1) the financial assets to be repurchased or redeemed are the same or substantially the same as those transferred; (2) the agreement is to repurchase or redeem them before maturity, at a fixed or determinable price and (3) the agreement is entered into contemporaneously with, or in contemplation of, the transfer. The guidance is effective prospectively for transactions, or modification of existing transactions, of the Group that occur on or after January 1, 2012, and is not expected to have an impact on the consolidated statements of income and consolidated balance sheets. In April 2011, FASB issued ASU 2011-02, “A Creditor’s Determination of whether a Restructuring Is a Troubled Debt Restructuring”, to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The new guidance requires for creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered troubled debt restructurings. In addition, the amendments to Topic 310 clarify that a creditor is precluded from using the effective interest rate test in the debtor’s guidance on restructuring of payables when evaluating whether a restructuring constitutes a troubled debt restructuring. These amendments are effective for the Group’s consolidated financial statements for the year beginning January 1, 2012. The Group is currently assessing the potential impact from the adoption of this ASU on the consolidated statements of income and consolidated balance sheets. In December 2010, the FASB issued ASU 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations”. The amendments in this ASU specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805 that enters into business combinations that are material on an individual or aggregate basis. These amendments are effective for the Group’s consolidated financial statements for the year ending December 31, 2011 and will impact the Group’s disclosures in case of new business combinations. In December 2010, the FASB issued ASU 2010-28 “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. The amendments in this ASU modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. These amendments are effective for the Group’s consolidated financial statements for the year ending December 31, 2011. The impact from the adoption of this guidance is not expected to be material. In October 2010, the FASB issued ASU 2010-26 “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”. The amendments in this ASU specify that certain costs incurred in the successful acquisition of new and renewal contracts should be capitalized. Those costs include incremental direct costs of contract acquisition that result directly from and are essential to the contract transaction(s) and would not have been incurred by the insurance entity had the contract transaction(s) not occurred. Additionally, advertising costs are only to be capitalized as deferred acquisition costs if the capitalization criteria for direct-response advertising in Subtopic 340-20 are met. All other acquisition-related costs—including costs incurred by the insurer for soliciting potential customers, market research, training, administration, unsuccessful acquisition or renewal efforts, and product development—should be charged to expense as incurred. Administrative costs, rent, depreciation, occupancy, equipment, and all other general overhead costs are considered indirect costs and should also be charged to expense as incurred. These amendments are effective for the Group’s consolidated financial statements for the year ending December 31, 2012. The Group is currently assessing the potential impact from the adoption of this ASU on the consolidated statements of income and consolidated balance sheets. In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. This ASU amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. The new disclosures were effective for the Group’s consolidated financial statements for the year ended December 31, 2010, except for the disclosures regarding activity that occurs during a reporting period, which will be effective for the Group’s consolidated financial statements for the year ending December 31, 2011 and the disclosures regarding Troubled Debt Restructurings, which will be effective for the Group’s consolidated financial statements for the year ending December 31, 2012. The additional disclosures required are included in Note 14. In April 2010, the FASB issued ASU 2010-18, “Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset”. This ASU clarifies that modifications of loans that are accounted for within a pool under Subtopic 310-30, which provides guidance on accounting for acquired loans that have evidence of credit deterioration upon acquisition, do not result in the removal of those loans from the pool even if the modification would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The amendments do not affect the accounting for loans under the scope of Subtopic 310-30 that are not accounted for within pools. Loans accounted for individually under Subtopic 310-30 continue to be subject to the troubled debt restructuring accounting provisions within Subtopic 310-40. This guidance was effective for the Group’s consolidated financial statements for the year ended December 31, 2010 and did not have an impact on the consolidated statements of income and consolidated balance sheets. In April 2010, the FASB issued ASU 2010-15, “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments”. This ASU clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Entities Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. This ASU also amends Subtopic 944-80 to clarify that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary. The amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The amendments also provide guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. These amendments are effective for the Group’s consolidated financial statements for the year ending December 31, 2011. The impact from the adoption of this guidance is not expected to be material. In April 2010, the FASB issued ASU 2010-13, “Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades”. This ASU clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. These amendments are effective for the Group’s consolidated financial statements for the year ending December 31, 2011. The impact from the adoption of this guidance is not expected to be material. In January 2010, the FASB issued ASU 2010-06 “Improving Disclosures about Fair Value Measurement”. This ASU amends 820 “Fair Value Measurements and Disclosures” to require new disclosures regarding transfers in and out of Levels 1 and 2 and to present separately information about purchases, sales, issuances and settlements (gross basis rather than net) in the Level 3 reconciliation. This ASU also provides clarifications on existing disclosures regarding the level of disaggregation of fair value information presented and the inputs and valuation techniques used for both Levels 2 and 3. The new disclosures and clarifications of existing disclosures were effective for the Group’s consolidated financial statements for the year ended December 31, 2010, except for the disclosures regarding Level 3 purchases, sales, issuances and settlements in the roll-forward activity for fair value measurements, which will be effective for the Group’s consolidated financial statements for the year ending December 31, 2011. The additional disclosures required are included in Note 37. In August 2009, the FASB issued ASU 2009-05, “Measuring Liabilities at Fair Value”. This ASU clarifies that the quoted price for an identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. It also clarifies what valuation techniques may be used when a quoted price in an active market for an identical liability is not available. This guidance was effective for the Group’s consolidated financial statements for the year ended December 31, 2010 and did not have an impact on the consolidated statements of income and consolidated balance sheets. In June 2009, the FASB issued SFAS No. 167, “Amendments to FASB Interpretation No. 46(R)” (now codified in ASC 810, “Consolidation”). This guidance changes how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s purpose and design and the reporting entity’s ability to direct the activities of the other entity that most significantly impact the other entity’s economic performance. This guidance requires additional disclosures about the involvement with variable interest entities and any significant changes in risk exposure due to that involvement. A reporting entity will be required to disclose how its involvement with a variable interest entity affects the reporting entity’s financial statements. This guidance was effective for the Group’s consolidated financial statements for the year ended December 31, 2010 and did not have an impact on the consolidated statements of income and consolidated balance sheets. In June 2009, the FASB issued SFAS No. 166, “Accounting for Transfers of Financial Assets” (now codified in ASC 860, “Transfers and Servicing”). This guidance requires more information about transfers of financial assets, including securitization transactions, and where entities have continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a “qualifying special-purpose entity”, changes the requirements for derecognizing financial assets, and requires additional disclosures. This guidance was effective for the Group’s consolidated financial statements for the year ended December 31, 2010 and did not have an impact on the consolidated statements of income and consolidated balance sheets.